Income Taxes - Schedule of Current and Deferred Components (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Current tax expense	$ (3,442)	(20,839)	(10,856)	(7,933)
Deferred tax benefit (expense)	16,045	97,133	(7,145)	(20,564)
Income tax benefit (expense)	$ 12,603	76,294	(18,001)	(28,497)